23 Post-employment benefits (Details 14) - shares	Dec. 31, 2019	Dec. 31, 2018
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Debentures
Shares		5
Defined benefit pension plan securities		5
Plan III [Member]
Disclosure of defined benefit plans [line items]
Debentures		4,166
Shares		13
Defined benefit pension plan securities		4,179